Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Securities held to maturity, fair value	$ 100	$ 48,839
Loans, allowance for loan losses	$ 2,349	$ 3,703
Preferred stock, par value
Preferred stock, shares authorized	6,000,000	6,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	1,500,000
Common stock, shares issued	22,411,108	819,358
Common stock, shares outstanding	22,411,108	819,358